Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Carrying Amount of Goodwill

The following table summarizes the changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2023 and 2024:

	IT professional services	Software solutions	Total
As of January 1, 2023	$89,997	$68,702	$158,699

Business combinations	9,410	-	9,410
Foreign currency translation adjustments	(959)	(1,085)	(2,044)

As of January 1, 2024	$98,448	$67,617	$166,065

Business combinations	6,127	758	6,885
Measurement period adjustments	51	462	513
Foreign currency translation adjustments	(253)	(695)	(948)

As of December 31, 2024	$104,373	$68,142	$172,515

Schedule of Assessment for Goodwill Impairment	Based on this assessment, the Company concluded that there is no impairment loss for the year ended December 31, 2024, based on the assumptions presented below:
	December 31, 2024
	IT services	Applications	US services	Technology
Carrying amount of cash-generating units	$91,720	$48,191	$93,982	$26,798
Weighted average cost of capital	16%	16%	15%	13%
Terminal value growth rate	3%	3%	3%	3%